Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
Commitments and Contingencies

Note 11—Commitments and Contingencies

Commitments

The following is a schedule of minimum future lease payments with commitments that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 2015:

Years Ending December 31,	Amount
(in thousands)
2016	$2,676
2017	477
2018	485
2019	419
2020	—
Thereafter	—
Total	$4,057

Drilling Rig Contracts

As of December 31, 2015, the Predecessor is not party to any long‑term drilling rig contracts.

In light of the low commodity price environment, the Predecessor curtailed its drilling activity during 2015. For the year ended December 31, 2015, the Predecessor incurred drilling rig termination fees of $2.4 million, which are recorded in the Contract termination and rig stacking line item in the accompanying consolidated and combined statement of operations.

Office Leases

The Predecessor leases office space in Denver, Colorado and Midland, Texas. Rent expense for the years ended December 31, 2015, 2014 and 2013 was $0.4 million, $0.5 million and $0.8 million, respectively.

Financing Obligation

The Predecessor is party to a contract with PennTex Permian, LLC (“PennTex”), an NGP‑controlled entity, to construct an expansion of the gathering system and a receipt point. The Predecessor will reimburse the gas gatherer for the total cost of the expansion project. The Predecessor shall pay a minimum fee of $7,000 per day until the gas gatherer recoups the capital outlay for the expansion project. The Predecessor determined that the agreement contains an embedded lease and the transaction was accounted for as a financing obligation. The Predecessor recorded an asset and a liability of $3.8 million attributable to this agreement. The asset is being depreciated over its estimated remaining life. At December 31, 2015, a short‑term liability of $2.1 million was included in Other current liabilities on the consolidated and combined balance sheets. The Predecessor has made payments of $1.7 million as of December 31, 2015, including interest.

Contingencies

The Predecessor is subject to litigation and claims arising in the ordinary course of business. The Predecessor accrues for such items when a liability is both probable and the amount can be reasonably estimated. In the opinion of management, the results of such pending litigation and claims will not have a material effect on the results of operations, the financial position, or the cash flows of the Predecessor.